Notes receivable, noncurrent	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Notes receivable, noncurrent

Note 13.      Notes receivable, noncurrent

Notes receivable, noncurrent consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Long-term receivable from, and loan, to shareholders	60	187
Long-term receivable from, and loan to, other related parties	4	3
Total notes receivable, noncurrent	64	190

As at December 31, 2022, noncurrent notes receivable were made up of:

-	several loans to employees who are shareholders in relation to the outstanding employee social charges and tax deducted at source for the exercise of their ESOP options (see Note 33). These loans do not bear interest. The total loan amount as at December 31, 2022 was CHF 55,879 (USD 60,447).

-	a loan to an employee that is not a shareholder in relation to the outstanding employee social charges for the exercise of their ESOP options (see Note 33). This loan does not bear interest. The total loan amount as at December 31, 2022 was CHF 3,322 (USD 3,594).